Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment (Textual)
Depreciation expenses	$ 394,907	$ 2,897,135	$ 2,628,884
Impairment loss on property and equipment	95,471	1,228,362	0
Cost of revenue [Member]
Property and Equipment (Textual)
Depreciation expenses	236,214	2,806,811	2,423,655
Selling and marketing expenses [Member]
Property and Equipment (Textual)
Depreciation expenses	$ 10,283	$ 5,872	$ 117,648